COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 13, 2024	Sep. 30, 2025	Dec. 31, 2024
Aegis Capital Corp [Member]
Loss Contingencies [Line Items]
Loss contingency, name of plaintiff	the Company alleging that it had breached the provisions of a Placement Agency Agreement (PPA) dated June 24, 2024 and that the Company was required to pay the plaintiff placement agent fees as a result of the Company’s September 4, 2024 direct offering of $2.15 million with H. C. Wainwright. The Company rejects the Plaintiff’s claims that it is due the 7% plus expenses in the PPA and asserts that the PAA had been terminated on August 15, 2024 due to the plaintiff’s non-performance and that the plaintiff is not entitled to any fees in the offering since it raised none of the funds in the offering. The action is currently in the discovery stage and the Company intends to vigorously defend the action.
Loss contingency name of plaintiff description	the Company alleging that it had breached the provisions of a Placement Agency Agreement (PPA) dated June 24, 2024 and that the Company was required to pay the plaintiff placement agent fees as a result of the Company’s September 4, 2024 direct offering of $2.15 million with H. C. Wainwright. The Company rejects the Plaintiff’s claims that it is due the 7% plus expenses in the PPA and asserts that the PAA had been terminated on August 15, 2024 due to the plaintiff’s non-performance and that the plaintiff is not entitled to any fees in the offering since it raised none of the funds in the offering. The parties have agreed to a mutually agreeable settlement amount to cancel the action which has been provided for in the accompanying September 30, 2025 financial statements.
Megasys [Member]
Loss Contingencies [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure		$ 396,133	$ 339,042